UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Insight Core Plus Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

BNY Mellon Insight Core Plus Fund

SEMIANNUAL REPORT October 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Insight Core Plus Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Insight Core Plus Fund, covering the period from May 1, 2018 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Markets began the reporting period on solid footing as major global economies experienced above-trend growth across the board. In the United States, the Federal Reserve continued to move away from its accommodative monetary policy while other major central banks also began to consider monetary tightening. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trend, though investor concerns about volatility and inflation later began to weigh on returns. Interest rates rose across the curve, putting pressure on bond prices.

Later in the reporting period, global growth trends began to diverge. While a strong economic performance continued to bolster U.S. equity markets, slower growth and political concerns pressured markets in the Eurozone. Emerging markets also came under pressure as weakness in their currencies added to investors’ uneasiness. Fixed income markets continued to struggle as interest rates rose; the yield on the benchmark 10-year Treasury bond surged late in the reporting period, but growing investor concerns about global growth helped keep it from rising further.

Despite continuing doubts regarding trade, U.S. inflationary pressures, and global growth, we are optimistic that the U.S. economy will remain strong in the near term. However, we will stay attentive to signs that signal potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2018 through October 31, 2018, as provided by primary portfolio managers Gautam Khanna, Jason Celente and E. Gerard Berrigan of Insight North America LLC, Sub-Investment Adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2018, BNY Mellon Insight Core Plus Fund’s Class A shares produced a total return of -0.39%, Class C returned -0.67%, Class I returned -0.13% and Class Y shares produced a total return of -0.28%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), produced a total return of -0.19% for the period.2

Fixed-income securities produced mildly negative returns, on average, over the reporting period amid rising interest rates and expectations of accelerating inflation in a growing U.S. economy. The fund’s A and C shares lagged the Index while I and Y shares were roughly in line with the Index for the full reporting period, primarily due to overweighted exposure to the investment-grade areas of the bond market.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s subadviser. The fund may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s subadviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative value through industry/sector analysis and detailed individual security selection. We analyze individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position, and overall financial strength.

Rising Interest Rates Dampened Bond Market Returns

Bonds generally lost a degree of value over the reporting period. Major central banks — including the Federal Reserve Board (the “Fed”) — continued to move away from the aggressively accommodative monetary policies of the past few years in light of strong domestic economic growth. The Fed also continued to unwind its balance sheet through sales of U.S. government securities, and it implemented two additional increases in short-term interest rates, driving the overnight federal funds rate to between 2.00% and 2.25%.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Bond market declines proved particularly severe when concerns about accelerating inflation and a higher-than-expected number of rate hikes weighed on investor sentiment.

Although the yield on the 10-year Treasury bond is likely to rise over the next 12 months, we expect a further flattening of the yield curve through the end of 2019. Supporting this view are lower levels of slack in the labor market, possible compression of corporate profit margins as labor’s share of profits grows, and an economic expansion that will be a decade old in 2019. Also figuring into this view is the attractiveness of U.S. Treasuries relative to other developed markets.

Investment Grade Corporate Securities Hindered Fund Results

The fund’s underperformance versus the Index was driven, in part, by holdings in the investment-grade corporate bond asset class. While this asset class underperformed during the period, from a bottom-up perspective we remain comfortable owning these assets. The performance of the fund over longer time periods, (1-, 3-, and 5-years, and since inception) remains firmly above the benchmark. Our focus continues to be in finding safe and predictable sources of high-quality income, adhering to the principle of delivering a combination of income and ballast in the portfolio.

On a more positive note, the fund benefited from allocations to asset-backed securities and from holdings in the high-yield market. The fund’s underweight to the mortgage market and overweight to the asset-backed securities sector also contributed positively to performance.

Positioned for Continued Economic Growth

We believe that the US economy continues to grow strongly with a healthy labor market supporting strong household spending although the growth of business investment has moderated from its rapid pace earlier in the year. The market is expecting one move by the Fed in December 2018, and is pricing in a bit more than one move in 2019 in contrast with the Fed dot plot that suggests 3 moves in 2019. In other words, we believe the market is under-pricing potential Fed rate tightenings, which could be a risk to fixed-income investors. Other potential risks include a repricing of risk premiums as the market grapples with elevated corporate leverage, protectionist trade policies, and higher debt levels in China.

Nevertheless, we believe this environment is a good one for investing in a broadly diversified high quality fixed income portfolio. At the end of the reporting period, the fund maintained an overweight to select investment grade corporate bonds, with the most attractive sectors including money center banks, which have strong balance sheets, and the insurance sector, where we prefer hybrid securities. Large telecommunications companies appear attractive, as do pipeline companies, which are continuing to improve their credit profile. At the end of the reporting period, underweighted industries included retail and health care. The fund was also overweight high-yield bonds and asset-backed securities, and was underweight the mortgage sector. With the Fed no longer buying mortgages, we believe the asset class is likely to underperform.

November 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Insight Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018.

The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Insight Core Plus Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.07	$7.08	$2.27	$2.27
Ending value (after expenses)	$996.10	$993.30	$998.70	$997.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.11	$7.17	$2.29	$2.29
Ending value (after expenses)	$1,022.13	$1,018.10	$1,022.94	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .61% for Class A, 1.41% for Class C, .45% for Class I and .45% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9%
Aerospace & Defense - .1%
General Dynamics, Gtd. Notes	2.88	5/11/2020	232,000		231,174
United Technologies, Sr. Unscd. Notes	4.63	11/16/2048	79,000		76,118
				307,292
Agriculture - .3%
Reynolds American, Gtd. Notes	4.85	9/15/2023	1,745,000		1,802,906
Airlines - .2%
American Airlines, Ser. 2013-2, Cl. B	5.60	7/15/2020	268,410	[a]	272,772
American Airlines, Ser. 2017-1, Cl. AA	3.65	2/15/2029	184,750		180,089
American Airlines, Ser. 2017-2, Cl. AA	3.35	10/15/2029	280,206		266,511
British Airways, Ser. 2013-1, Cl. B	5.63	6/20/2020	73,591	[a]	74,695
United Airlines, Ser. 2018-1, Cl. B	4.60	3/1/2026	171,000		172,494
				966,561
Asset-Backed Certificates - 3.2%
BCC Funding XIII, Ser. 2016-1, Cl. A2	2.20	12/20/2021	113,448	[a]	113,022
BCC Funding XIV, Ser. 2018-1A, Cl. A	2.96	6/20/2023	123,000	[a]	122,347
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2	3.47	10/15/2025	100,000	[a]	99,828
DB Master Finance, Ser. 2017-1A, Cl. A2	3.63	11/20/2047	61,535	[a]	59,685
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	1,600,000	[a]	1,584,083
Marlette Funding Trust, Ser. 2018-2	3.06	7/17/2028	264,085	[a]	263,646
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	90,405	[a]	87,440
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR + 2.35%	4.57	4/25/2023	125,000	[a,b]	125,625
PNMAC GMSR Issuer Trust, Ser. 2018-GT1, Cl. A, 1 Month LIBOR + 2.85%	5.07	2/25/2023	100,000	[a,b]	101,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Asset-Backed Certificates - 3.2% (continued)
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR + 2.65%	4.87	8/25/2025	125,000	[a,b]	126,049
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	79,352	[a]	78,824
Sofi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	177,203	[a]	175,528
Sofi Consumer Loan Program, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	146,150
Spirit Master Funding, Ser. 2014-2A, Cl. A	5.76	3/20/2041	286,016	[a]	293,169
Starwood Waypoint Homes, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	3.23	1/17/2035	2,860,933	[a,b]	2,858,074
TAL Advantage, Ser. 2013-1A, Cl. A	2.83	2/22/2038	182,867	[a]	178,326
Textainer Marine Containers V, Ser. 2017-1A, Cl. A	3.72	5/20/2042	111,630	[a]	109,933
Textainer Marine Containers V, Ser. 2017-2A, Cl. A	3.52	6/20/2042	446,825	[a]	434,774
Textainer Marine Containers VII, Ser. 2018-1A, Cl. A	4.11	7/20/2043	491,000	[a]	486,126
Tricon American Homes, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,683,204	[a]	1,608,874
Triton Container Finance, Ser. 2017-2A, Cl. A	3.62	8/20/2042	36,672	[a]	35,801
Upgrade Receivables Trust, Ser. 2018-1	3.76	11/15/2024	4,758,000	[a]	4,759,672
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	2,485,000	[a]	2,448,607
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	167,313	[a]	163,211
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	309,831	[a]	311,043
				16,771,025
Asset-Backed Ctfs./Auto Receivables - 3.3%
Ally Auto Receivables Trust, Ser. 2017-4, Cl. A4	1.96	7/15/2022	3,005,000		2,934,374
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,237,691
CPS Auto Trust, Ser. 2016-D, Cl. B	2.11	3/15/2021	281,000	[a]	280,036
DT Auto Owner Trust, Ser. 2018-2A, Cl. B	3.67	3/15/2024	151,000	[a]	150,821
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/20/2023	1,221,452	[a]	1,209,954

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Asset-Backed Ctfs./Auto Receivables - 3.3% (continued)
Flagship Credit Auto Trust, Ser. 2016-1, Cl. A	2.77	12/15/2020	26,913	[a]	26,905
NextGear Floorplan Master Owner Trust, Ser. 2017-1A, Cl. A2	2.54	4/18/2022	265,000	[a]	262,168
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	2,395,000		2,329,404
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,860,330
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	550,000	[a]	542,528
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	694,083
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,722,525
Toyota Auto Receivables Owner Trust, Ser. 2017-C, Cl. A4	1.98	12/15/2022	3,365,000		3,270,324
				17,521,143
Asset-Backed Ctfs./Student Loans - .6%
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	60,974	[a]	59,728
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	387,000	[a]	375,858
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	300,000	[a]	292,984
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR + .75%	2.91	10/15/2035	154,000	[a,b]	154,568
Sofi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,120,621
				3,003,759
Automobiles & Components - .0%
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		302,128
Banks - 6.7%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	631,761
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	797,421
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		340,071
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		561,052
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,183,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Banks - 6.7% (continued)
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,330,632
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,556,985
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		218,571
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	1,380,000		1,330,219
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,145,055
Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2049	106,000		97,713
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	1,300,000		1,249,020
Barclays, Sr. Unscd. Notes, 3 Month LIBOR + 0.46%	2.88	1/11/2021	315,000	[b]	314,446
Barclays, Sub. Notes	4.84	5/9/2028	305,000		281,921
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,624,135
Citigroup, Sr. Unscd. Notes	4.60	3/9/2026	181,000		179,901
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,697,316
Citigroup, Sr. Unscd. Notes, 3 Month LIBOR + 1.43%	3.75	9/1/2023	203,000	[b]	207,384
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		776,821
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		175,965
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	2,300,000		2,152,574
Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		170,248
Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	705,000		663,015
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.60%	4.31	11/29/2023	1,125,000	[b]	1,163,980
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.75%	4.26	10/28/2027	250,000	[b]	258,044
Goldman Sachs Group , Sr. Unscd. Notes	3.69	6/5/2028	700,000		657,793

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Banks - 6.7% (continued)
HSBC Capital Funding, Gtd. Notes	10.18	8/15/2029	325,000	[a]	478,563
JPMorgan Chase & Co, Jr. Sub. Notes, Ser. CC	4.63	11/1/2022	211,000		195,829
JPMorgan Chase & Co, Jr. Sub. Notes, Ser. I, 3 Month LIBOR + 3.47%	5.99	1/30/2019	278,000		279,390
JPMorgan Chase & Co, Sr. Unscd. Notes	2.70	5/18/2023	260,000		248,653
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,319,808
Key Bank, Sr. Unscd. Notes	2.50	11/22/2021	1,210,000		1,175,639
Lloyds Banking Group, Sub. Notes	4.65	3/24/2026	1,500,000		1,454,109
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		1,942,426
Morgan Stanley, Sr. Unscd. Notes	5.50	7/24/2020	425,000		439,329
Santander, Sr. Unscd. Notes, 3 Month LIBOR + .30%	2.88	11/3/2020	216,000	[b]	216,011
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,574,934
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	1,520,000		1,495,443
				35,585,969
Beverage Products - .5%
Anheuser-Busch InBev Finance, Gtd. Notes	3.70	2/1/2024	145,000		142,294
Anheuser-Busch InBev Finance, Gtd. Notes	4.70	2/1/2036	115,000		109,983
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/2046	1,800,000		1,705,934
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		581,398
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	250,000	[a]	248,754
				2,788,363
Chemicals - .3%
OCP Group, Sr. Unscd. Notes	6.88	4/25/2044	745,000		780,406
SABIC Capital II, Gtd. Notes	4.00	10/10/2023	745,000	[a]	737,997
				1,518,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Collateralized Loan Obligations Debt - .4%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR + 2.40%	4.75	7/20/2028	275,000	[a,b]	276,426
Arbor Realty Commercial Real Estate CLO, Ser. 2017-FL2, Cl. A, 1 Month LIBOR + 0.99%	3.15	8/15/2027	213,000	[a,b]	213,066
Arbor Realty Commercial Real Estate CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR + 0.99%	3.15	12/15/2027	140,000	[a,b]	140,234
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR + 1.15%	3.31	6/15/2028	415,000	[a,b]	416,377
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR + 1.80%	4.13	7/26/2029	340,000	[a,b]	340,553
Greystone Commercial Real Estate CLO, Ser. 2017-FL1A, Cl. A, 1 Month LIBOR + 1.55%	3.71	3/15/2027	100,000	[a,b]	100,227
IVY Hill Middle Market Credit Fund XII CLO, Ser. 2012-A, Cl. A2, 3 Month LIBOR + 2.25%	4.60	7/20/2029	340,000	[a,b]	340,176
LoanCore CLO, Ser. 2015-CRE1, Cl. A, 1 Month LIBOR + 1.13%	3.29	5/15/2028	100,000	[a,b]	100,244
				1,927,303
Commercial & Professional Services - .7%
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		771,207
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,871,788
ERAC USA Finance, Gtd. Notes	4.50	2/15/2045	215,000	[a]	197,907
United Rentals North America, Gtd. Notes	6.50	12/15/2026	1,043,000		1,057,341
				3,898,243
Commercial Mortgage Pass-Through Ctfs. - 2.0%
Bancorp Commercial Mortgage Trust, Ser. 2018 CRE4, Cl. A	3.18	9/15/2035	24,442	[a]	24,444
Bellemeade, Ser. 2018 -2A, Cl. M1B, 1 Month LIBOR + 1.35%	3.57	8/25/2028	150,000	[a,b]	150,573
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A	3.38	7/15/2030	32,398	[a]	32,291

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.0% (continued)
Citigroup Commercial Mortgage Trust, Ser. 2013-375P, Cl. D	3.52	5/10/2035	350,000	[a]	337,966
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.29	12/10/2049	67,000		63,895
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,497,960
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,279,866
FREMF Mortgage Trust, Ser. 2015-K44, Cl. B	3.68	1/25/2048	90,000	[a]	87,406
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	823,925
Latitude Management Real Estate Capital, Ser. 2015-CRE1, Cl. AR	3.27	11/22/2021	180,000	[a]	180,115
Latitude Management Real Estate Capital, Ser. 2016-CRE2, Cl. A	3.98	11/24/2031	125,000	[a]	125,000
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.29	10/15/2030	540,000	[a]	527,026
MSDB Trust, Ser. 2017-712F, Cl. C	3.63	7/11/2039	30,900	[a]	28,919
Prudential Home Mortgage Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	203	[a]	200
Residential Funding Mortgage Securities I Trust, Ser. 2004-S3, Cl. M1	4.75	3/25/2019	4,987		4,982
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,765,315		1,760,376
				10,924,944
Consumer Discretionary - .4%
Global Partners, Gtd. Notes	6.25	7/15/2022	104,000		102,700
Royal Caribbean Cruises, Sr. Unscd. Notes	2.65	11/28/2020	39,000		38,350
Wyndham Destinations, Sr. Scd. Notes	5.75	4/1/2027	2,181,000		2,031,056
				2,172,106
Diversified Financials - 1.6%
Aercap Ireland Capital, Gtd. Notes	3.50	5/26/2022	1,500,000		1,463,092
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,032,658
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,886,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Diversified Financials - 1.6% (continued)
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		208,502
Nuveen, Gtd. Notes	4.00	11/1/2028	142,000	[a]	142,272
Quicken Loans, Gtd. Notes	5.75	5/1/2025	510,000	[a]	494,062
SAFG Retirement Services, Sr. Unscd. Notes	8.13	4/28/2023	145,000		167,271
Synchrony Financial, Sr. Unscd. Notes	2.60	1/15/2019	164,000		163,787
Visa, Sr. Unscd. Notes	3.15	12/14/2025	1,945,000		1,871,938
				8,429,973
Electronic Components - .2%
Corning, Sr. Unscd. Notes	4.38	11/15/2057	1,185,000		967,001
Energy - 5.1%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	507,711
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	595,000		581,512
Andeavor Logistics, Gtd. Notes	4.25	12/1/2027	168,000		160,211
Andeavor Logistics, Gtd. Notes	5.20	12/1/2047	2,710,000		2,508,802
Cenovus Energy, Sr. Unscd. Notes	5.25	6/15/2037	1,210,000		1,138,487
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	520,000		510,900
Cimarex Energy, Sr. Unscd. Notes	3.90	5/15/2027	75,000		70,119
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	5,275,000	[a]	5,222,250
Concho Resources, Gtd. Notes	4.88	10/1/2047	455,000		431,658
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		501,769
Enbridge, Sr. Unscd. Notes	5.50	12/1/2046	136,000		142,756
Energy Transfer Partners, Gtd. Notes	4.95	6/15/2028	225,000		222,738
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		959,545
EnLink Midstream Partners, Jr. Sub. Notes, Ser. C	6.00	12/15/2049	79,000		69,041

Description	Coupon Rate (%)	Maturity Date	Pincipal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Energy - 5.1% (continued)
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2028	64,000		57,287
EQT, Sr. Unscd. Notes	3.00	10/1/2022	170,000		163,246
EQT, Sr. Unscd. Notes	3.90	10/1/2027	1,230,000		1,121,361
Exterran Energy Solutions, Gtd. Notes	8.13	5/1/2025	17,000		17,170
Genesis Energy, Gtd. Notes	6.75	8/1/2022	490,000		494,900
Gulfport Energy, Gtd. Notes	6.38	1/15/2026	83,000		77,605
Hilcorp Energy I, Sr. Unscd. Notes	6.25	11/1/2028	25,000	[a]	24,094
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		2,816,342
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	185,000		219,926
Kinder Morgan Energy Partners, Gtd. Notes	9.00	2/1/2019	130,000		131,883
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	118,000		108,615
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	319,738
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		817,209
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	105,000		92,002
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	1,022,000		969,774
Parkland Fuel, Sr. Unscd. Notes	6.00	4/1/2026	42,000	[a]	41,160
PBF Holding, Gtd. Notes	7.25	6/15/2025	392,000		404,740
Petrobras Global Finance, Gtd. Notes	7.38	1/17/2027	1,460,000		1,518,181
Petroleos Mexicanos, Gtd. Notes	6.50	1/23/2029	93,000	[a]	89,024
Petroleos Mexicanos, Gtd. Notes	6.75	9/21/2047	205,000		177,100
Spectra Energy Partners, Sr. Unscd. Notes	3.38	10/15/2026	97,000		90,112
Sunoco Finance, Gtd. Notes	5.50	2/15/2026	129,000	[a]	123,195
TransCanada PipeLines, Sr. Unscd. Notes	4.25	5/15/2028	1,300,000		1,274,728

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Energy - 5.1% (continued)
Western Gas Partners, Sr. Unscd. Notes	4.50	3/1/2028	475,000		453,054
Western Gas Partners, Sr. Unscd. Notes	5.30	3/1/2048	325,000		281,875
Williams Cos., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		172,179
Williams Partners, Sr. Unscd. Notes	4.50	11/15/2023	980,000		994,842
Williams Partners, Sr. Unscd. Notes	6.30	4/15/2040	920,000		980,128
				27,058,969
Environmental Control - .2%
Republic Services, Sr. Unscd. Notes	3.38	11/15/2027	560,000		527,402
Waste Management, Gtd.Notes	4.60	3/1/2021	540,000		553,641
				1,081,043
Food Products - .5%
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	103,000		94,970
General Mills, Sr. Unscd. Notes	3.20	4/16/2021	41,000		40,731
Grupo Bimbo, Sub. Notes	5.95	4/17/2023	200,000	[a]	198,760
Kraft Foods Group, Gtd. Notes	6.88	1/26/2039	1,560,000		1,772,163
Post Holdings, Gtd. Notes	5.50	3/1/2025	515,000	[a]	499,872
				2,606,496
Foreign/Governmental - 1.3%
Arab Petroleum Investments, Sr. Unscd. Notes	4.13	9/18/2023	695,000	[a]	696,360
Colombian Government, Sr. Unscd. Notes	4.50	3/15/2029	565,000		558,226
Ghanaian Government, Sr. Unscd. Bonds	8.13	1/18/2026	300,000		302,503
Ghanaian Government, Sr. Unscd. Notes	7.63	5/16/2029	200,000	[a]	191,494
Kenyan Government, Sr. Unscd. Notes	7.25	2/28/2028	575,000	[a]	543,754
Mexican Government, Sr. Unscd. Notes	4.15	3/28/2027	265,000		252,644
Mexican Government, Sr. Unscd. Notes	4.75	3/8/2044	1,350,000		1,200,163
Nigerian Government, Sr. Unscd. Notes	6.50	11/28/2027	490,000	[a]	451,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Foreign/Governmental - 1.3% (continued)
Qatari Government, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,368,630
Ukrainian Government, Sr. Unscd. Notes	3.42	5/31/2040	1,420,000		732,876
Ukrainian Government, Sr. Unscd. Notes	7.38	9/25/2032	505,000	[a]	422,246
				6,720,012
Health Care - 3.3%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		1,925,772
Abbvie, Sr. Unscd. Notes	3.20	5/14/2026	3,425,000		3,139,992
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,520,942
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	910,000		862,535
Celgene, Sr. Unscd. Notes	5.00	8/15/2045	10,000		9,383
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,583,225
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,140,583
Halfmoon Parent, Sr. Unscd. Notes	4.90	12/15/2048	149,000	[a]	141,591
HCA, Gtd. Notes	5.38	9/1/2026	36,000		35,820
Medtronic, Gtd. Notes	4.63	3/15/2045	1,415,000		1,434,198
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,035,702
Mylan, Gtd. Notes	3.95	6/15/2026	69,000		63,422
Shire Acq Inv Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,348,273
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	3.15	10/1/2026	610,000		497,803
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,774,609
				17,513,850
Industrials - .8%
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		3,982,938
General Electric, Sub. Notes	5.30	2/11/2021	75,000		76,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Industrials - .8% (continued)
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	103,579
Pitney Bowes, Sr. Unscd. Notes	4.38	5/15/2022	235,000		214,438
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	66,418
				4,444,348
Information Technology - .2%
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		892,716
Insurance - 3.0%
Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,525,531
American International Group, Jr. Sub. Notes	8.18	5/15/2058	1,825,000		2,249,312
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,373,626
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	250,000		239,876
Liberty Mutual Group, Gtd. Notes, 3 Month LIBOR + 2.91%	5.24	3/15/2037	421,000	[a]	407,318
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	133,000		126,487
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	171,286
MetLife, Jr. Sub. Notes	6.40	12/15/2036	3,862,000		4,014,549
Pricoa Global Funding, Scd. Notes	2.45	9/21/2022	150,000	[a]	144,103
Principal Financial Group, Gtd. Notes	3.10	11/15/2026	195,000		179,113
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	1,600,000		1,465,871
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	1,645,000		1,676,008
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		256,212
Trinity Acquisition, Gtd. Notes	4.40	3/15/2026	43,000		42,558
				15,871,850
Internet Software & Services - .4%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	1,345,000		1,265,121
Tencent Holdings, Sr. Unscd. Notes	3.60	1/19/2028	400,000	[a]	367,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Internet Software & Services - .4% (continued)
Zayo Group, Gtd. Notes	5.75	1/15/2027	525,000	[a]	515,917
				2,148,489
Materials - .1%
Ardagh Packaging Finance Holdings, Gtd. Notes	6.00	2/15/2025	525,000	[a]	493,500
Media - 3.6%
21st Century Fox America, Gtd. Debs.	7.63	11/30/2028	1,470,000		1,839,442
21st Century Fox America, Gtd. Notes	4.00	10/1/2023	500,000		505,271
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/2026	94,000	[a]	93,295
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,305,951
Comcast, Gtd. Notes	3.70	4/15/2024	235,000		234,367
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		54,618
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		529,595
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	947,151
Discovery Communications, Gtd. Notes	5.00	9/20/2037	68,000		63,639
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		173,333
Numericable-SFR, Sr. Scd. Bonds	6.25	5/15/2024	250,000	[a]	240,938
Sirius XM Radio, Sr. Unscd. Notes	5.00	8/1/2027	2,788,000	[a]	2,633,796
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	2,997,580
Viacom, Jr. Sub. Notes	5.88	2/28/2057	2,890,000		2,769,263
Viacom, Sr. Unscd. Notes	6.88	4/30/2036	166,000		183,791
VTR Finance, Sr. Scd. Notes	6.88	1/15/2024	2,856,000	[a]	2,902,410
Warner Media, Gtd. Debs.	5.35	12/15/2043	1,520,000		1,436,949
				18,911,389
Metals & Mining - 1.9%
BHP Billiton Finance USA, Gtd. Notes	6.75	10/19/2075	6,100,000	[a]	6,618,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Metals & Mining - 1.9% (continued)
First Quantum Minerals, Gtd. Notes	7.25	4/1/2023	1,300,000	[a]	1,205,750
Glencore Funding, Gtd. Notes	4.63	4/29/2024	1,170,000	[a]	1,171,991
Teck Resources, Gtd. Notes	5.20	3/1/2042	1,296,000		1,156,680
				10,152,921
Municipal Bonds - 1.2%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,045,839
California, GO (Various Purpose)	7.55	4/1/2039	270,000		384,329
New York City, GO (Build America Bonds)	5.99	12/1/2036	980,000		1,153,293
				6,583,461
Real Estate - 1.2%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	425,000		404,989
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	1,560,000		1,533,729
Digital Realty Trust, Gtd. Notes	3.70	8/15/2027	1,240,000		1,161,663
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		1,975,150
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	1,455,000		1,354,344
				6,429,875
Retailing - .1%
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	350,000		331,791
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Gtd. Notes	3.00	1/15/2022	1,405,000		1,361,079
NXP, Gtd. Notes	3.88	9/1/2022	448,000	[a]	433,440
				1,794,519
Technology Hardware & Equipment - .4%
Diamond 1 Finance, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,313,666
HP Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		918,246
				2,231,912
Telecommunication Services - 2.7%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	2,165,000	[a]	1,991,729

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Telecommunication Services - 2.7% (continued)
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	300,000		271,904
AT&T, Sr. Unscd. Notes	4.75	5/15/2046	170,000		148,100
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		3,036,640
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,037,263
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	1,567,000	[a]	1,568,959
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		944,091
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	2,335,000		2,257,740
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	72,000		65,167
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	3,195,000		3,028,234
				14,349,827
Transportation - .6%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	1,177,000		1,055,701
FedEx, Gtd. Notes	4.40	1/15/2047	1,940,000		1,742,547
Ryder System, Gtd. Notes	3.50	6/1/2021	194,000		193,275
Union Pacific, Sr. Unscd. Notes	4.50	9/10/2048	98,000		95,309
				3,086,832
U.S. Government Agencies Mortgage-Backed - 22.2%
Federal Home Loan Mortgage Corp.
3.50%			620,000	[c]	603,679
3.50%, 8/1/30-8/1/46			10,692,132	[d]	10,485,540
5.00%, 9/1/40			198,006	[d]	209,446
5.50%, 5/1/40			24,868	[d]	26,342
6.00%, 6/1/22			74,911	[d]	76,742
6.50%, 9/1/29-3/1/32			1,864	[d]	2,055
7.00%, 11/1/31			50,486	[d]	53,013
7.50%, 12/1/25-1/1/31			3,513	[d]	3,592
8.00%, 1/1/28			2,174	[d]	2,465
8.50%, 7/1/30			272	[d]	312
10.00%, 7/15/20			2,605	[d]	2,646
Federal National Mortgage Association
2.50%			1,510,000	[c]	1,445,677
3.00%			350,000	[c]	331,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Mortgage-Backed - 22.2% (continued)
4.00%			1,200,000	[c]	1,200,089
2.97%, 10/1/47			7,378,745	[d]	7,242,395
3.00%, 10/1/30-4/1/43			16,066,666	[d]	15,740,310
3.50%, 1/1/31-9/1/47			40,679,406	[d]	39,813,874
4.50%, 8/1/48			9,528,635	[d]	9,809,770
5.00%, 1/1/19-11/1/20			54,250	[d]	55,932
5.50%, 2/1/33-7/1/40			2,100,583	[d]	2,255,940
6.00%, 1/1/19-12/1/22			55,680	[d]	58,420
6.50%, 6/1/29-10/1/32			14,432	[d]	15,725
7.00%, 2/1/29-6/1/32			13,744	[d]	14,461
7.50%, 11/1/27-3/1/31			2,357	[d]	2,442
8.00%, 12/1/25			2,685	[d]	2,807
Government National Mortgage Association I
5.50%, 4/15/33			463,284		505,813
6.50%, 4/15/28-7/15/32			7,374		8,049
7.00%, 10/15/28-9/15/31			1,807		2,026
7.50%, 12/15/26-11/15/30			627		629
8.00%, 5/15/26-10/15/30			7,555		7,704
8.50%, 4/15/25			826		837
9.00%, 10/15/27			4,975		4,988
Government National Mortgage Association II
3.50%			1,250,000	[c]	1,227,856
3.00%, 11/20/45-11/20/47			14,041,121		13,448,515
4.00%, 10/20/47-1/20/48			7,475,671		7,532,029
4.50%, 7/20/48			5,626,901		5,781,114
6.50%, 2/20/31-7/20/31			31,554		35,339
7.00%, 11/20/29			103		116
				118,009,808
U.S. Government Securities - 27.2%
U.S. Treasury Bonds	3.00	2/15/2048	690,000		639,948
U.S. Treasury Bonds	3.50	2/15/2039	1,395,000		1,435,869
U.S. Treasury Bonds	4.50	2/15/2036	9,030,000		10,535,647
U.S. Treasury Floating Rate Notes, 3 Month T-Bill FLAT	2.32	1/31/2020	4,880,000	[b]	4,881,001
U.S. Treasury Floating Rate Notes, 3 Month T-Bill FLAT	2.36	7/31/2020	5,934,000	[b]	5,936,310
U.S. Treasury Inflation Protected Securities, Notes	0.38	1/15/2027	10,323,479	[e]	9,722,418
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/2026	11,688,788	[e]	11,299,770
U.S. Treasury Notes	2.38	4/15/2021	47,477,000		46,887,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Securities - 27.2% (continued)
U.S. Treasury Notes	2.50	3/31/2023	35,435,000		34,748,447
U.S. Treasury Notes	2.75	2/15/2028	3,388,000		3,281,596
U.S. Treasury Notes	2.75	6/30/2025	1,665,200		1,634,010
U.S. Treasury Notes	2.75	7/31/2023	1,511,000		1,495,890
U.S. Treasury Notes	2.75	8/31/2023	621,000		614,923
U.S. Treasury Notes	2.88	8/15/2028	1,425,300		1,392,674
U.S. Treasury Notes	2.88	9/30/2023	1,153,400		1,147,791
U.S. Treasury Notes	3.13	5/15/2048	9,412,000		8,950,040
				144,603,580
Utilities - 2.1%
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		188,077
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		100,965
Cleveland Electric Illuminating, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	140,478
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,145,080
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		326,218
Duquesne Light Holdings, Sr. Unscd. Notes	6.40	9/15/2020	163,000	[a]	170,474
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	184,384
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	289,720
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		85,736
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/2019	2,200,000		2,239,576
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		376,414
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	179,000		175,233
Kansas City Power & Light, Sr. Unscd. Notes	4.20	6/15/2047	167,000		152,956
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,179,078
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,373,967
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/2037	395,000		501,236
NiSource, Jr. Sub. Notes	5.65	6/15/2023	134,000	[a]	131,514
PPL Electric Utilities, First Mortgage Bond	4.15	6/15/2048	315,000		304,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Utilities - 2.1% (continued)
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		688,798
South Carolina Electric & Gas Co., First Mortgage Bond	4.25	8/15/2028	130,000		129,435
Southern Co Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		84,055
Southern Co Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		194,220
				11,162,476
Total Bonds and Notes (cost $540,703,612)			525,366,783
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .1%
U.S. Government Agencies - .1%
CoBank, Series F (cost $542,100)	6.25		5,200		537,550
	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)
Short-Term Investments - .5%
U.S. Government Securities
U.S. Treasury Bills (cost $2,561,319)	2.19	1/3/2019	2,571,000	[f,g]	2,561,034

Description	7-Day Yield (%)	Shares	Value ($)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,913,755)	2.12	4,913,755	[h] 4,913,755
Total Investments (cost $548,720,786)		100.4%	533,379,122
Liabilities, Less Cash and Receivables		(0.4%)	(2,135,079)
Net Assets		100.0%	531,244,043

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $74,495,006 or 14.02% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Purchased on a forward commitment basis.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Government	30.3
Mortgage Securities	24.2
Financial	12.5
Asset Backed Securities	7.0
Communications	6.7
Consumer, Non-cyclical	5.4
Energy	5.1
Basic Materials	2.2
Utilities	2.1
Industrial	1.9
Technology	1.0
Investment Companies	.9
Consumer, Cyclical	.7
Collateralized Loan Obligations	.4
100.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 4/30/18 ($)	Purchases ($)	Sales ($)	Value 10/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	7,159,738	83,581,163	85,827,146	4,913,755.9		56,437

See notes to financial statements.

STATEMENT OF FUTURES
October 31, 2018

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	(46)	12/18	(5,426,563)	(5,448,125)	(21,562)
U.S. Treasury 2 Year Notes	(100)	12/18	(21,046,094)	(21,065,625)	(19,531)
U.S. Treasury 5 Year Notes	(14)	12/18	(1,569,421)	(1,573,359)	(3,938)
Ultra 10 Year U.S. Treasury Notes	(52)	12/18	(6,484,094)	(6,505,688)	(21,594)
Gross Unrealized Depreciation				(66,625)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	543,807,031	528,465,367
Affiliated issuers	4,913,755	4,913,755
Receivable for investment securities sold		13,757,296
Interest and securities lending income receivable		3,351,900
Receivable for shares of Common Stock subscribed		254,186
Receivable for futures variation margin—Note 4		55,749
Prepaid expenses		30,172
		550,828,425
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		129,621
Cash overdraft due to Custodian		156,510
Payable for investment securities purchased		18,226,884
Payable for shares of Common Stock redeemed		741,982
Distributions payable		61,895
Directors fees and expenses payable		572
Accrued expenses		266,918
		19,584,382
Net Assets ($)		531,244,043
Composition of Net Assets ($):
Paid-in capital		547,509,443
Total distributable earnings (loss)		(16,265,400)
Net Assets ($)		531,244,043

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	357,869,084	5,452,169	111,941,620	55,981,170
Shares Outstanding	37,078,044	564,572	11,595,825	5,799,883
Net Asset Value Per Share ($)	9.65	9.66	9.65	9.65

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $3,046 foreign taxes withheld at source)	1,350,974
Dividends:
Unaffiliated issuers	16,250
Affiliated issuers	56,437
Total Income	1,423,661
Expenses:
Management fee—Note 3(a)	135,044
Professional fees	64,400
Shareholder servicing costs—Note 3(c)	36,893
Prospectus and shareholders’ reports	16,984
Registration fees	6,456
Custodian fees—Note 3(c)	2,947
Directors’ fees and expenses—Note 3(d)	2,317
Distribution fees—Note 3(b)	1,385
Loan commitment fees—Note 2	337
Miscellaneous	20,784
Total Expenses	287,547
Less—reduction in expenses due to undertaking—Note 3(a)	(96,102)
Net Expenses	191,445
Investment Income—Net	1,232,216
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(725,674)
Net unrealized appreciation (depreciation) on investments	(833,537)
Net unrealized appreciation (depreciation) on futures	(66,625)
Net Unrealized Appreciation (Depreciation)	(900,162)
Net Realized and Unrealized Gain (Loss) on Investments	(1,625,836)
Net (Decrease) in Net Assets Resulting from Operations	(393,620)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a,b,c]
Operations ($):
Investment income—net	1,232,216	1,117,064
Net realized gain (loss) on investments	(725,674)	180,792
Net unrealized appreciation (depreciation) on investments	(900,162)	(912,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,620)	385,232
Distributions ($):
Distributions to shareholders:
Class A	(393,267)	(211)
Class C	(4,518)	(52)
Class I	(165,094)	(171)
Class Y	(706,253)	(1,310,915)
Total Distributions	(1,269,132)	(1,311,349)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	10,379,410	176,221
Class C	57,845	15,000
Class I	7,461,058	130,153
Class Y	2,894	10,000
Net assets received in connection with reorganization—Note 1	488,117,030	-
Distributions reinvested:
Class A	350,784	142
Class C	3,022	2
Class I	161,385	98
Class Y	694,796	1,310,841
Cost of shares redeemed:
Class A	(11,679,877)	-
Class C	(14,122)	-
Class I	(4,095,578)	(46)
Class Y	(22,160)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	491,416,487	1,642,411
Total Increase (Decrease) in Net Assets	489,753,735	716,294
Net Assets ($):
Beginning of Period	41,490,308	40,774,014
End of Period	531,244,043	41,490,308

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a,b,c]
Capital Share Transactions (Shares):
Class A
Shares sold	1,067,969	17,868
Shares issued in connection with reorganization—Note 1	37,161,125	-
Shares issued for distributions reinvested	36,335	14
Shares redeemed	(1,205,267)	-
Net Increase (Decrease) in Shares Outstanding	37,060,162	17,882
Class C
Shares sold	5,982	1,508
Shares issued in connection with reorganization—Note 1	558,223	-
Shares issued for distributions reinvested	313	-
Shares redeemed	(1,454)	-
Net Increase (Decrease) in Shares Outstanding	563,064	1,508
Class I
Shares sold	764,692	13,202
Shares issued in connection with reorganization—Note 1	11,222,266	-
Shares issued for distributions reinvested	16,676	10
Shares redeemed	(421,016)	(5)
Net Increase (Decrease) in Shares Outstanding	11,582,618	13,207
Class Y
Shares sold	299	999
Shares issued in connection with reorganization—Note 1	1,544,925	-
Shares issued for distributions reinvested	71,060	130,094
Shares redeemed	(2,290)	-
Net Increase (Decrease) in Shares Outstanding	1,613,994	131,093

[a] Distributions to shareholders include $211 Class A shares, $52 Class C shares, $171 Class I shares and $1,118,937 Class Y shares from net investment income and $191,978 Class Y shares distributions from net realized gains. Undistributed investment income—net was $1,304 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] Represents information for the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund through February 2, 2018.

[c] The fund commenced offering four classes after the close of business February 2, 2018. The existing Institutional Class shares were redesignated into Class Y shares and the fund added for Class A, Class C and Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that financial highlights information in the following tables for the fund’s Class Y shares represents the financial highlights of the Institutional shares, respectively of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, before the fund commenced operations as of the close of business on February 2, 2018, and represents the performance of the fund’s Class Y thereafter. Before the fund commenced operations, all of the assets of the FundVantage Trust, Insight Investment Grade Bond Fund were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
	October 31, 2018	Year Ended April 30,
Class A Shares	(Unaudited)	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.84	10.00
Investment Operations:
Investment income—net[b]	.07	.03
Net realized and unrealized gain (loss) on investments	(.11)	(.12)
Total from Investment Operations	(.04)	(.09)
Distributions:
Dividends from investment income—net	(.15)	(.07)
Net asset value, end of period	9.65	9.84
Total Return (%)[c]	(.39)[d]	(.92)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[e]	2.05[e]
Ratio of net expenses to average net assets	.70[e]	.70[e]
Ratio of net investment income to average net assets	3.00[e]	3.10[e]
Portfolio Turnover Rate	87.98[d]	293.18
Net Assets, end of period ($ x 1,000)	357,869	176

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	October 31, 2018	Year Ended April 30,
Class C Shares	(Unaudited)	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.84	10.00
Investment Operations:
Investment income—net[b]	.05	.05
Net realized and unrealized gain (loss) on investments	(.12)	(.16)
Total from Investment Operations	(.07)	(.11)
Distributions:
Dividends from investment income—net	(.11)	(.05)
Net asset value, end of period	9.66	9.84
Total Return (%)[c]	(.67)[d]	(1.10)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45[e]	3.16[e]
Ratio of net expenses to average net assets	1.45[e]	1.45[e]
Ratio of net investment income to average net assets	2.21[e]	2.35[e]
Portfolio Turnover Rate	87.98[d]	293.18
Net Assets, end of period ($ x 1,000)	5,452	15

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
Class I Shares	(Unaudited)	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.83	10.00
Investment Operations:
Investment income—net[b]	.08	.03
Net realized and unrealized gain (loss) on investments	(.09)	(.13)
Total from Investment Operations	(.01)	(.10)
Distributions:
Dividends from investment income—net	(.17)	(.07)
Net asset value, end of period	9.65	9.83
Total Return (%)	(.13)[c]	(.97)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[d]	1.98[d]
Ratio of net expenses to average net assets	.45[d]	.45[d]
Ratio of net investment income to average net assets	3.19[d]	.3.35[d]
Portfolio Turnover Rate	87.98[c]	293.18
Net Assets, end of period ($ x 1,000)	111,942	130

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2018		Year Ended April 30,
Class Y Shares†	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	9.84	10.06	10.09	10.20	10.03	10.47
Investment Operations:
Investment income—net[a]	.16	.27	.27	.28	.30	.33
Net realized and unrealized gain (loss) on investments	(.19)	(.17)	.05	(.09)	.18	(.30)
Total from Investment Operations	(.03)	.10	.32	.19	.48	.03
Distributions:
Dividends from investment income—net	(.16)	(.27)	(.29)	(.30)	(.31)	(.34)
Dividends from net realized gain on investments	-	(.05)	(.05)	-	-	(.13)
Return of capital	-	-	(.01)	-	-	-
Total Distributions	(.16)	(.32)	(.35)	(.30)	(.31)	(.47)
Net asset value, end of period	9.65	9.84	10.06	10.09	10.20	10.03
Total Return (%)	(.28)[b]	.95	3.19	1.92	4.86	.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	1.21	1.30	1.28	1.27	1.24
Ratio of net expenses to average net assets	.45[c]	.76	.85	.85	.85	.85
Ratio of net investment income to average net assets	3.31[c]	2.69	2.70	2.84	2.94	3.26
Portfolio Turnover Rate	87.98[b]	293.18	201.40	46.46	54.37	76.18
Net Assets, end of period ($ x 1,000)	55,981	41,170	40,774	39,512	38,775	36,981

† Represents information for Institutional shares of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, through February 2, 2018.

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Insight Core Plus Fund (the “fund”) is a separate diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high total return consistent with preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (“INA”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

As of the close of business on October 19, 2018, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Intermediate Term Income Fund’s Class A, Class C, Class Y and Class I shares were transferred to the fund in tax free exchange for Class A, Class C and Class I shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Intermediate Term Income Fund’s Class A, Class C, Class Y and Class I shares received Class A, Class C and Class I shares of the fund, respectively, in an amount equal to the aggregate net asset value of their investment in Dreyfus Intermediate Term Income Fund’s Class A, Class C, Class Y and Class I shares at the time of the exchange. The net asset value of the fund’s shares on the close of business on October 19, 2018, after the reorganization was $9.81 for Class A, $10.66 for Class C, $10.72 for Class Y and $10.26 for Class I, and a total of 37,161,125 Class A, 558,223 Class C, 1,544,925 Class Y and 11,222,266 Class I shares were issued to shareholders of BNY Mellon Insight Core Plus Fund’s Class A, Class C and Class I, respectively in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for Dreyfus Intermediate Term Income Fund and the fund were as follows:

	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
Dreyfus Intermediate Term Income Fund	(14,194,672)	488,117,030
BNY Mellon Insight Core Plus Fund	(853,138)	47,583,733

Assuming the merger had been completed on November 1, 2017, the fund’s pro forma results in the Statement of Operations during the period ended October 31, 2018 would be as follows:

Net investment income	$4,764,843
Net realized and unrealized gain (loss) on investments	$(38,050,031)
Net increase (decrease) in net assets resulting from operations	$(25,285,188)

1  $1,232,237 as reported in the Statement of Operations, plus $3,532,606 Dreyfus Intermediate Term Income Fund, pre-merger.

2  ($15,820,508) as reported in the Statement of Operations plus ($22,229,523) Dreyfus Intermediate Term Income Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Dreyfus Intermediate Term Income Fund that have been included in the fund’s Statement of Operations since October 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 20,000 Class A shares, 1,000 Class C shares and 999 Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy. The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	37,295,927	-	37,295,927
Commercial Mortgage-Backed	-	10,924,944	-	10,924,944
Collateralized Loan Obligations	-	1,927,303	-	1,927,303
Corporate Bonds†	-	199,301,748	-	199,301,748
Equity Securities – Preferred Stocks	537,550	-	-	537,550
Foreign Government	-	6,720,012	-	6,720,012
Investment Company	4,913,755	-	-	4,913,755
Municipal Bonds	-	6,583,461	-	6,583,461
U.S. Government Agencies/ Mortgage-Backed	-	118,009,808	-	118,009,808
U.S. Treasury	-	147,164,614	-	147,164,614

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures†	-	(66,625)	-	(66,625)

† Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(d) Risk: The fund invests in Collateralized Loan Obligations (“CLOs”). CLO and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) which serve as collateral. The fund and other investors in CLO and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Therefore, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the fact that investments in CLO equity and junior debt tranches will likely be subordinate to other senior classes of CLO debt; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: ordinary income $1,119,371 and long-term capital gains $191,978. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from May 1, 2018 through April 30, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and expenses of the underlying money market fund and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $96,102 during the period ended October 31, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and INA, INA serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $1,385 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A and Class C shares were charged $30,739 and $462, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $6,039 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $2,947 pursuant to the custody agreement.

During the period ended October 31, 2018, the fund was charged $7,615 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $70,121, Distribution Plan fees $1,349, Shareholder Services Plan fees $30,355, custodian fees $17,761, Chief Compliance Officer fees $5,031 and transfer agency fees $10,987, which are offset against an expense reimbursement currently in effect in the amount of $5,983.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2018, amounted to $600,636,151 and $98,083,968, respectively.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2018:

Average Market Value ($)
Interest rate futures	1,689,556

At October 31, 2018, accumulated net unrealized depreciation on investments inclusive of derivatives was $15,408,289, consisting of $2,503,674 gross unrealized appreciation and $17,911,963 gross unrealized depreciation.

At October 31, 2018, the cost of investments inclusive of derivatives for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

BNY Mellon Insight Core Plus Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6347SA1018

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 2, 2019

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)